THE KP FUNDS

                          KP RETIREMENT PATH 2015 FUND
                          KP RETIREMENT PATH 2020 FUND
                          KP RETIREMENT PATH 2025 FUND
                          KP RETIREMENT PATH 2030 FUND
                          KP RETIREMENT PATH 2035 FUND
                          KP RETIREMENT PATH 2040 FUND
                          KP RETIREMENT PATH 2045 FUND
                          KP RETIREMENT PATH 2050 FUND
                          KP RETIREMENT PATH 2055 FUND
                          KP RETIREMENT PATH 2060 FUND

                         SUPPLEMENT DATED MAY 21, 2014
                                     TO THE
               INSTITUTIONAL SHARES PROSPECTUS (THE "PROSPECTUS")
                               DATED MAY 1, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, the following is hereby added as a new first paragraph under the section entitled "Information about Portfolio Holdings" on page 134 of the Prospectus:

Portfolio holdings information for the Funds can be obtained on the Funds' website at http://www.kp-funds.com. Ten calendar days after each quarter end, a complete list of each Fund's portfolio holdings as of the end of such quarter may be made available on the Funds' website. The Adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of a Fund. Beginning on the day after any portfolio holdings information is posted on the Funds' website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Funds' website generally will remain there until replaced by new postings as described above.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 KPF-SK-002-0100

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                                  THE KP FUNDS

                            KP LARGE CAP EQUITY FUND
                            KP SMALL CAP EQUITY FUND
                          KP INTERNATIONAL EQUITY FUND
                              KP FIXED INCOME FUND
                          KP RETIREMENT PATH 2015 FUND
                          KP RETIREMENT PATH 2020 FUND
                          KP RETIREMENT PATH 2025 FUND
                          KP RETIREMENT PATH 2030 FUND
                          KP RETIREMENT PATH 2035 FUND
                          KP RETIREMENT PATH 2040 FUND
                          KP RETIREMENT PATH 2045 FUND
                          KP RETIREMENT PATH 2050 FUND
                          KP RETIREMENT PATH 2055 FUND
                          KP RETIREMENT PATH 2060 FUND

                         SUPPLEMENT DATED MAY 21, 2014
                                     TO THE
                STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
                               DATED MAY 1, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
            THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

Effective immediately, the following paragraph is hereby added after the second paragraph under the section entitled "Disclosure of Portfolio Holdings Information" on page S-75 of the SAI:

Portfolio holdings information for the Target Date Funds can be obtained on the Funds' website at http://www.kp-funds.com. Ten calendar days after each quarter end, a complete list of each Target Date Fund's portfolio holdings as of the end of such quarter may be made available on the Funds' website. The Adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of a Fund. Beginning on the day after any portfolio holdings information is posted on the Funds' website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Funds' website generally will remain there until replaced by new postings as described above.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 KPF-SK-001-0100